INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consist of the following at December 31, 2024 and September 30, 2024, respectively:

	December 31,	September 30,
	2024	2024
Customer lists and memberships	$606,430	$569,430
Exchange contracts	457,000	457,000
Websites and software	185,000	185,000
Media materials	392,000	392,000
Total intangible assets	$1,640,430	$1,603,430

NOTE 6 – INTANGIBLE ASSETS

Intangible assets consist of the following at September 30, 2024:

2024
Customer lists and memberships	$569,430
Exchange contracts	457,000
Websites and software	185,000
Media materials	392,000
Total intangible assets	$1,603,430

The Company had no intangible assets at September 30, 2023. The assets were acquired as part of the TAG transaction on September 17, 2024.